Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at beginning of period	$ 16,857,755	$ 22,415,255		$ 22,415,255
Change in fair value of derivative warrant liabilities	5,001,745	(5,557,500)	$ 3,890,255	(555,755)
Derivative warrant liabilities at end of period	21,859,500	16,857,755	22,415,255	21,859,500
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at beginning of period	5,084,630	6,760,880		6,760,880
Change in fair value of derivative warrant liabilities	1,508,620	(1,676,250)
Derivative warrant liabilities at end of period	6,593,250	5,084,630	6,760,880	6,593,250
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at beginning of period	11,773,125	15,654,375		15,654,375
Change in fair value of derivative warrant liabilities	3,493,125	(3,881,250)
Derivative warrant liabilities at end of period	$ 15,266,250	$ 11,773,125	$ 15,654,375	$ 15,266,250